Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jan. 31, 2016	Apr. 30, 2015
2016	$ 6	$ 23
2017	24	24
2018	25	25
2019	27	26
2020	16	16
Total minimum payments	98	114
Less: current portion	(24)	(23)
Long-term maturity	$ 64	$ 91